Document and Entity Information	Mar. 27, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2024
Entity File Number	001-40544
Entity Registrant Name	AEROVATE THERAPEUTICS, INC.
Entity Central Index Key	0001798749
Entity Tax Identification Number	83-1377888
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	930 Winter Street
Entity Address, Adress Line Two	Suite M-500
Entity Address, City or Town	Waltham
Entity Address State Or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	443-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AVTE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true